Land Use Rights, Net	12 Months Ended
Dec. 31, 2016
Land Use Rights, Net
8.	LAND USE RIGHTS, NET

	December 31,
	2015	2016
Land use rights	$2,321	$2,189
Less: accumulated amortization	(192)	(223)

Land use rights, net	$2,129	$1,966

Amortization expenses for land use rights totaled $48, $48 and $46 for the years ended December 31, 2014, 2015 and 2016, respectively. Future amortization expenses are $46 per year for each of the next five years after December 31, 2016.

Land use right, net for discontinued operations:

	December 31,
	2015	2016
Land use rights	$8,259	$7,705
Less: accumulated amortization	(785)	(885)

Land use rights, net	$7,474	$6,820

Amortization expenses of land use rights for discontinued operations totaled $167, $170 and $161 for the years ended December 31, 2014, 2015 and 2016, respectively.

The land use right owned by Techfaith Intelligent Handset Beijing with a carrying value of $6,820 at December 31, 2016, was pledged for bank acceptances to Techfaith China. (see Note 14)